Fixed Assets	6 Months Ended
Jun. 30, 2024
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the six months ended June 30, 2024, the Group acquired intangible assets of EUR 4,088k (six months ended June 30, 2023: EUR 2,567k). Acquired intangibles mainly related to licenses, software and prepayments made to acquire those.

As the Company decided to stop an early-stage R&D-program due to strategic reasons, related license agreements with a collaboration partner were terminated and already capitalized licenses with a remaining book value of EUR 3,248k were impaired, as no future use is anticipated. The expense recognized related to the impairment is included in research and development expenses.

6.2 Property, plant and equipment

During the six months ended June 30, 2024, the increase in property, plant and equipment was attributable to the purchase of technical equipment and machines and other equipment of EUR 2,210k (June 30, 2023: EUR 5,940k) as well as additional amounts recognized as construction in progress of EUR 3,572k (June 30, 2023: EUR 22,421k) primarily related to the Company-owned GMP IV facility EUR 2,740k.